SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Derivative liability			$ 3,156,582	$ 922,509
Stage It Corp [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive shares			0
Revenue recognition, description	Stage It retains 20% of the revenue as an agent and the artist receives 80% of the revenue as the performer, however there are occasions when the profit split has different ratios. Revenue is recognized once a show is complete and the performance obligation to the consumer has been met. Since Stage It acts as agent, revenue is recorded on a net basis only on the 20% portion, less direct expenses such as broadcast costs, merchant processing fees, bank services charges, license fees and the cost of production.		Stage It retains 20% of the revenue as an agent and the artist receives 80% of the revenue as the performer, however there are occasions when the profit split has different ratios. Revenue is recognized once a show is complete and the performance obligation to the consumer has been met. Since Stage It acts as agent, revenue is recorded on a net basis only on the 20% portion, less direct expenses such as broadcast costs, merchant processing fees, bank services charges, license fees and the cost of production.
Fair value of derivative liabilities	$ 2,670,162		$ 2,404,981	2,099,025
Depreciation expense	17,767		4,468
Property and equipment	60,303		62,912
Fair value of derivative liabilities	2,670,163		2,404,091
Stage It Corp [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	200		200
Stage It Corp [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	1,000		1,000
Stage It Corp [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 60,303		$ 62,912	$ 0
Convertible Notes Payable [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive shares	11,100,841
Three Convertible Notes [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive shares			1,948,265,842
Warrant [Member]
Property, Plant and Equipment [Line Items]
Anti-dilutive shares	15,800,319		23,805,027